787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

November 15, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                             Aberdeen Chile Fund, Inc.
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Aberdeen Chile Fund, Inc. (the “Registrant”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed reorganizations of each of Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc., Aberdeen Israel Fund, Inc., Aberdeen Indonesia Fund, Inc., Aberdeen Latin America Equity Fund, Inc., Aberdeen Singapore Fund, Inc. and Aberdeen Greater China Fund, Inc. into the Registrant (each, a “Reorganization”). Each Reorganization is not contingent on any other Reorganization.

Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-8172.

Sincerely,

/s/ Dean A. Caruvana
Dean A. Caruvana

Enclosures

cc:                                Lucia Sitar, Aberdeen Asset Management Inc.

Katherine Corey, Aberdeen Asset Management Inc.

Rose F. DiMartino, Willkie Farr & Gallagher LLP

Elliot J. Gluck, Willkie Farr & Gallagher LLP

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